Equity and Other Equity Items - Disclosure of Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	¥ 36,878,913	¥ 35,239,338	¥ 29,264,213
Other comprehensive income, net of tax	1,529,944	(746,031)	2,117,103
Ending balance	41,020,068	36,878,913	35,239,338
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	1,109,439	1,300,855	933,702
Other comprehensive income, net of tax	334,394	44,731	716,048
Reclassification to retained earnings	(180,113)	(234,994)	(341,709)
Other comprehensive income for the period attributable to non-controlling interests	(6,178)	(1,153)	(7,186)
Transfer to other comprehensive income associated with assets held for sale	(148,535)
Ending balance	1,109,007	1,109,439	1,300,855
Remeasurements of defined benefit plans [Member]
Disclosure of detailed information about other components of equity [Line items]
Other comprehensive income, net of tax	91,099	(85,084)	56,434
Reclassification to retained earnings	(79,403)	94,635	(45,625)
Other comprehensive income for the period attributable to non-controlling interests	(11,696)	(9,551)	(10,809)
Exchange differences on translating foreign operations [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	2,500,693	3,202,901	1,902,493
Other comprehensive income, net of tax	1,104,451	(705,678)	1,344,621
Other comprehensive income for the period attributable to non-controlling interests	(52,073)	3,470	(44,213)
Transfer to other comprehensive income associated with assets held for sale	(118,061)
Ending balance	3,435,012	2,500,693	3,202,901
Total other components of equity [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	3,610,133	4,503,756	2,836,195
Other comprehensive income, net of tax	1,529,944	(746,031)	2,117,103
Reclassification to retained earnings	(259,516)	(140,359)	(387,334)
Other comprehensive income for the period attributable to non-controlling interests	(69,946)	(7,233)	(62,208)
Transfer to other comprehensive income associated with assets held for sale	(266,596)
Ending balance	¥ 4,544,019	¥ 3,610,133	¥ 4,503,756